Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Accumulated depreciation	$ 528	$ 517	$ 463
Preferred stock, shares authorized (in shares)		50,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, shares, issued (in shares)	7,088,999	6,972,023	6,917,027
Treasury stock, (in shares)	1,209,389	1,209,389	1,209,389
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	28,000,000	28,000,000	28,000,000
Preferred stock, shares issued (in shares)	0	22,683,428	21,162,697
Preferred stock, shares outstanding (in shares)		22,683,428	21,162,697
Preferred stock, liquidation preference	$ 0	$ 29,093	$ 28,435